d) Reconciliation of the fair value of the assets (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
P B S [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning	R$ 57,479
Benefits paid in the year	(2,898)
Actual earnings from assets during the year	3,799
Actuarial gain (loss) on plan assets	(1,902)
Contributions paid by participants
Contributions of sponsor converted in the plan
Fair value of assets on end	56,478
P B S Assisted [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning	12,998
Benefits paid in the year	(768)
Actual earnings from assets during the year	834
Actuarial gain (loss) on plan assets	1,675
Contributions paid by participants
Contributions of sponsor converted in the plan
Fair value of assets on end	14,739
Administration Agreement [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning	434
Benefits paid in the year	(9)
Actual earnings from assets during the year	29
Actuarial gain (loss) on plan assets	(49)
Contributions paid by participants
Contributions of sponsor converted in the plan
Fair value of assets on end	405
P A M E C Asset Policy [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning
Benefits paid in the year
Actual earnings from assets during the year
Actuarial gain (loss) on plan assets
Contributions paid by participants
Contributions of sponsor converted in the plan
Fair value of assets on end
A E S Telecom [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning	9,945
Benefits paid in the year	(605)
Actual earnings from assets during the year	708
Actuarial gain (loss) on plan assets	1,463
Contributions paid by participants
Fair value of assets on end	11,511
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning
Benefits paid in the year
Actual earnings from assets during the year
Actuarial gain (loss) on plan assets
Contributions paid by participants
Contributions of sponsor converted in the plan
Fair value of assets on end